Intangible Assets, Net (Schedule of estimated amortization expense) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 3,677
2026	2,832
2027	2,821
2028	2,404
2029	$ 360